Going Concern (Details) $ in Thousands		6 Months Ended
	Aug. 14, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Sep. 15, 2026 USD ($)	Jul. 28, 2026 USD ($) Vessel Company	Jul. 27, 2026 USD ($) Vessel	Jul. 16, 2026 USD ($)	Jul. 13, 2026 USD ($) Vessel	Feb. 18, 2026 USD ($) Company Vessel	Dec. 31, 2025 USD ($)	Nov. 21, 2025 USD ($)
Going Concern [Abstract]
Net income		$ 6,484	$ 7,563
Cash flow from operations		11,058	$ 19,225
Working capital deficit		(15,951)
Unearned revenue		3,275								$ 3,228
Going Concern [Abstract]
Due to related party		11,295								$ 139
Shipbuilding Contracts for Newbuilding Tankers [Member]
Going Concern [Abstract]
Contractual commitments payable within twelve-month period		$ 9,040
Percentage of commitments to be financed		85.00%
Commitments not financed		$ 1,356
Contractual commitments		345,780							$ 406,800
Contractual commitments payable in 2027		22,600
Contractual Commitments to Shipyard for Three MR Tankers [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Percentage of commitments to be financed					85.00%
Contractual commitments					$ 140,235
Contractual commitments payable in 2027					$ 16,245
Related Party [Member] | Central Mare [Member]
Going Concern [Abstract]
Due to related party		$ 12,457
Number of shipowning companies being purchased | Company									9
Number of Newbuilding Tankers to be purchased | Vessel									9
Related Party [Member] | Central Mare [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Number of shipowning companies being purchased | Company					3
Number of Newbuilding Tankers to be purchased | Vessel					3
Related Party [Member] | Central Mare [Member] | Three MR Tankers' SPVs [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Consideration refundable under 2025 No Shop Clause LOI					$ 23,500
Number of shipowning companies being purchased | Company					3
Number of Newbuilding Tankers owned by each shipowning company being purchased | Vessel					1
Contractual commitments					$ 30,850
Consideration settled in cash				$ 5,190
Consideration payable				2,160
Related Party [Member] | Rubico Inc. [Member] | Disposal of Newbuilding Tanker Hull No. 25110060 [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Number of Newbuilding Tankers being disposed of | Vessel								1
Consideration to be received								$ 6,250
Consideration received	$ 6,250
Consideration received				$ 630
Related Party [Member] | Rubico Inc. [Member] | Disposal of Newbuilding Tanker Hull No. 25110058 [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Number of Newbuilding Tankers being disposed of | Vessel						1
Consideration to be received						$ 6,500
Evangelos J. Pistiolis [Member] | Certain Residential Real Estate Assets in Dubai [Member]
Going Concern [Abstract]
Consideration for 2025 No-Shop LOI											$ 23,500
Evangelos J. Pistiolis [Member] | Certain Residential Real Estate Assets in Dubai [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Consideration refundable under 2025 No Shop Clause LOI							$ 23,500